RISK MANAGEMENT - Structural foreign exchange risk - Sensitivity analysis of foreign exchange effect (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management [abstract]
Equity, increase Ps.100 per U.S. dollar	$ 1,591	$ 1,801
Equity, decrease Ps.100 per U.S. dollar	(1,591)	(1,801)
Profit and loss before taxes, increase Ps.100 per U.S. dollar	(71,717)	(53,818)
Profit and loss before taxes, decrease Ps.100 per U.S. dollar	$ 71,717	$ 53,818